Subsequent Events	6 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 14 — SUBSEQUENT EVENTS

On April 10, 2023, the Company signed a Share Purchase Agreement (“SPA”) agreement to purchase 100% equity interest of Kaiye (Wenzhou) Water Project Development Co., Ltd (“Kaiye”) from a third party and Ms. Zhao Dongfang, a shareholder of the Company who owns approximately 3.4% of the Company’s equity shares. Kaiye is a provider of waterfront tourism projects especially water sports projects development. Pursuant to the SPA, the total consideration is $5,000,000, which will be paid in three installments. As of the date of this filing, the Company has paid $3,601,000.

On May 10, 2023, the Company signed an agreement to acquire 19% of equity interest in Shanghai Daizong Business Consulting Co., Ltd for a total consideration of $834,353 (RMB5,730,000). The Company does not have significant influence over Shanghai Daizong Business Consulting Co., Ltd. Since such investment does not have readily determinable fair values, the Company elected to account for the investment using alternative measurement.

On May 12, 2023, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $5,824,451 (or RMB40,000,000) for a term from May 12, 2023 to May 12, 2025 at a fixed annual interest rate of 7%. The CEO’s relative pledged personal property as collateral to secure the loan. The loan was fully repaid on August 22, 2023.

On September 26, 2023, the shareholders of the Company adopted the resolution to change the Company’s name to “Golden Sun Health Technology Group Limited”. As of the filing date, the Company has not completed the relevant filings for changing its company name in Cayman Islands.

The Company evaluated all events and transactions that occurred after March 31, 2023 up through the date the Company issued these unaudited condensed consolidated financial statements on October 12, 2023, for disclosure or recognition in the unaudited condensed consolidated financial statements of the Company as appropriate.